Accounting Policies and Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of measurement of lease liabilities

01.01.19
Operating leases commitments disclosed as of December 31, 2018	6 ,7 81 , 048
Discounted using the lessee’s incremental borrowing rate as of the date of initial application	4 , 461 , 031
Lease Liabilities recognized as of January 1, 2019	4 , 461 , 031

Summary of Subsidiaries Object to Consolidation at Their Different Levels
The following table shows the subsidiaries consolidated into the Group’s consolidated financial statements, at their different levels:

				Percentage Interest (%)
		Local and		12.31.19		12.31.18
Company	Country	Functional Currency	Closing Date	Direct	Direct and Indirect	Direct	Direct and Indirect
Banco de Galicia y Buenos Aires S.A.U.	Argentina	ARP	12.31.19	100	100	100	100
Cobranzas Regionales S.A.	Argentina	ARP	12.31.19	0	83	0	83
Galicia Administradora de Fondos S.A.	Argentina	ARP	12.31.19	95	100	95	100
Galicia Broker Asesores de Seguros S.A.	Argentina	ARP	12.31.19	0	99.9	0	99.9
Galicia Retiro Compañía de Seguros S.A.	Argentina	ARP	12.31.19	0	99.9	0	99.9
Galicia Seguros S.A.	Argentina	ARP	12.31.19	0	99.9	0	99.9
Galicia Valores S.A.	Argentina	ARP	12.31.19	1	100	1	100
Galicia Warrants S.A.	Argentina	ARP	12.31.19	87.5	100	87.5	100
Financial Trust Saturno Creditos	Argentina	ARP	12.31.19	0	100	0	100
IGAM LLC	Argentina	ARP	12.31.19	0	0	0	0
Naranja Digital Compañía Financiera S.A.U.	Argentina	ARP	12.31.19	0	0	0	0
Ondara S.A.	Argentina	ARP	12.31.19	0	83.9	0	83.9
Sudamericana Holding S.A.	Argentina	ARP	12.31.19	87.5	100	87.5	100
Tarjeta Naranja S.A.	Argentina	ARP	12.31.19	83	83	0	83
Tarjetas del Mar S.A.	Argentina	ARP	12.31.19	0	0	0	0
Tarjetas Regionales S.A.	Argentina	ARP	12.31.19	83	83	0	83

(*)	The final distribution was paid out on January 9, 2018.

Summary of Main Commissions Earned by the Bank
Below is a summary of the main commissions earned by the Bank:

Commissions	Earning Frequency
Retail Products and Services
Savings Accounts	Monthly
Checking Accounts	Monthly
Credit-card Renewal	Annual
Safe Deposit Boxes	Quarterly
Bonds and Shares Transactions	On each transaction
Wholesale Products
Account Maintenance	Monthly
Deposits and Withdrawals among Branches	Monthly
Foreign Trade Transactions	On each transaction